Significant Accounting Policies - Recent Accounting Pronouncements, Financial Instruments, Credit losses (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments, Credit Losses [Abstract]
Provision for credit losses	$ 0	$ 0	$ 0